Expenses by Nature - Auditor remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by Nature
Statutory audit	€ 474	€ 125	€ 92
Other assurance services	1,608		8
Tax services	2	105	50
Other services	606	51	14
Total	€ 2,690	€ 281	€ 164